Income Taxes - Schedule of Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Beginning Balance	$ 1,457	$ 1,313	$ 1,233
Deductions for prior year tax positions			(40)
Additions for current year tax positions	78	144	120
Ending Balance	$ 1,535	$ 1,457	$ 1,313